Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	2.734	10/25/2033	$ 162,711
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	5.434	12/25/2032	162,020
1,150,541	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	0.934	9/25/2033	1,122,224
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	2.360	8/25/2033	417,130
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	0.920	3/25/2035	548,960
562,272	Accredited Mortgage Loan Trust 2005-3, 1M Libor +0.70%	0.884	9/25/2035	364,337
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	5.434	11/25/2032	279,498
671,268	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	5.434	11/25/2033	687,951
24,399	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	3.035	7/25/2033	25,648
165,477	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor +5.25%	5.434	7/25/2033	140,033
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	5.434	4/25/2034	51,568
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	3.560	4/25/2034	173,214
1,058,664	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	3.184	4/25/2034	803,777
894,000	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	1.580	1/25/2035	695,305
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	3.684	5/25/2035	1,179,077
466,460	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 0.66%	0.844	5/25/2035	471,817
77,345	Adjustable Rate Mortgage Trust 2005-4 (A)	4.237	8/25/2035	74,584
1,461,105	Adjustable Rate Mortgage Trust 2007-1, 1M Libor + 0.15%	0.335	3/25/2037	1,409,708
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	2.964	4/25/2034	171,292
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	2.514	4/25/2034	306,987
1,193,603	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	3.035	9/25/2034	1,073,146
843,796	AFC Home Equity Loan Trust, 1M Libor + 0.81%	0.995	6/25/2029	681,775
1,708,315	Alliance Bancorp Trust 2007-OA1, 1M Libor + 0.24%	0.425	7/25/2037	1,444,076
510,137	Alternative Loan Trust 2005-22T1, 1M Libor +5.07% **	4.885	6/25/2035	92,894
43,955	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month +1.31%	2.814	7/20/2035	14,325
100,425	Alternative Loan Trust 2005-36 (A)	3.299	5/25/2033	16,796
707,717	Alternative Loan Trust 2005-45, Federal Reserve U.S. 12 month +2.05%	3.554	10/20/2035	574,326
1,397,197	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	891,089
505,072	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	0.505	11/25/2035	434,153
2,060,881	Alternative Loan Trust 2005-61, 1M Libor +0.42%	0.605	12/25/2035	1,546,140
989,656	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	880,476
507,474	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	0.934	1/25/2036	363,914
616,242	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	1.085	12/25/2036	200,289
401,179	Alternative Loan Trust 2006-HY10 (A)	3.610	5/25/2036	357,613
294,588	Alternative Loan Trust 2006-J3	4.750	12/25/2020	246,550
333,411	Alternative Loan Trust 2006- J5	6.500	9/25/2036	193,669
22,285,344	Alternative Loan Trust 2006-OA2 (A)	3.184	5/20/2046	1,910,465
4,442,316	Alternative Loan Trust 2006-OA2, 1M Libor + 0.21%	0.400	5/20/2046	3,429,361
1,975,178	Alternative Loan Trust 2006-OA6, 1M Libor + 0.16%	0.344	7/25/2036	1,948,471
1,360,724	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	2.444	6/25/2046	1,203,040
2,875,152	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	2.444	6/25/2046	2,442,348
35,963,161	Alternative Loan Trust 2006-OA10 (B) **	3.075	8/25/2046	3,551,585
1,620,838	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	0.375	9/25/2046	1,479,022
1,977,670	Alternative Loan Trust 2006-OA12, 1M Libor + 0.21%	0.400	9/20/2046	1,542,550
8,050,511	Alternative Loan Trust 2006-OA17 (A) **	1.409	12/20/2046	610,618
367,192	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	0.370	2/20/2047	272,425
232,300	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	189,855
1,520,855	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	0.844	11/25/2035	1,109,554
850,767	American Home Mortgage Assets Trust 2006-1, 1M Libor + 0.19%	0.375	5/25/2046	728,282
297,728	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	2.464	9/25/2046	290,699
1,097,617	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	0.394	10/25/2046	697,635
3,801,400	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	0.375	12/25/2046	3,022,804
244,986	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	0.375	6/25/2047	210,905
117,496	American Home Mortgage Investment Trust 2004-2, 12M Libor + 1.50%	2.177	2/25/2044	117,404
4,145,220	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	0.944	11/25/2045	3,319,324
679,179	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	0.645	12/25/2046	541,340
5,741,939	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	0.455	3/25/2037	2,928,476
675,141	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-11, 1M Libor + 4.88%	4.907	12/25/2033	540,240
606,827	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	3.229	5/25/2033	482,518
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	2.945	5/25/2034	1,229,690
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	2.284	11/25/2034	172,535
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	1.384	10/25/2031	978,281
202,248	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	2.210	10/25/2031	155,932
78,727	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	1.985	7/25/2032	77,658
2,500,000	Applebee's Funding LLC / IHOP Funding LLC, 144A	4.723	6/7/2049	2,154,100
621,894	Argent Securities Inc Asset Back Pass Thr Certs Ser 2003-W4, 1M Libor +5.25%	4.734	10/25/2033	526,198
97,932	Argent Securities Inc Asset Back Pass Thr Certs Ser 2003-W8, 1M Libor + 1.05%	1.235	12/25/2033	93,855
368,903	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor +2.78%	2.959	1/25/2034	356,608
1,504,175	Argent Securities Trust 2006-M1, 1M Libor + 0.15%	0.335	7/25/2036	1,274,170
325,490	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	0.335	9/25/2036	144,546
62,095	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	3.185	8/15/2033	60,808
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	4.309	6/25/2034	400,256
266,316	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	2.734	6/25/2034	250,277
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
82,544	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	2.284	6/25/2034	$ 82,105
578,030	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 3.00%	3.184	9/25/2034	454,009
426,906	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6, 1M Libor + 2.81%	2.990	9/25/2034	400,486
65,218	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	1.235	12/25/2034	61,562
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	2.935	9/25/2034	329,688
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	2.085	9/25/2034	267,429
784,318	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1 M Libor + 1.88%	2.059	2/25/2035	742,525
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	1.415	2/25/2035	177,803
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	2.210	5/25/2035	1,138,237
1,611,772	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	3.409	8/25/2032	1,222,819
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	1.865	1/25/2035	2,062,366
300,000	BAMLL Trust 2011-FSHN, 144A	4.769	7/11/2033	299,505
200,000	BAMLL Trust 2011-FSHN, 144A	5.118	7/11/2033	197,904
143,914	Banc of America Funding 2004-1 Trust	6.000	2/25/2034	149,735
26,940	Banc of America Funding 2004-C Trust (A)	4.408	12/20/2034	24,637
156,794	Banc of America Funding 2005-F Trust (A)	4.124	9/20/2035	139,878
90,403	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	0.500	9/20/2035	64,884
1,750,622	Banc of America Funding 2006-D Trust, 1M Libor + 0.56%	0.750	5/20/2036	785,659
177,333	Banc of America Mortgage 2004-K Trust	4.464	12/25/2034	179,121
1,352,969	BankUnited Trust 2005-1, 1M Libor + 0.78%	0.965	9/25/2045	1,197,433
495,087	Bayview Financial Acquisition Trust (B)	6.096	12/28/2036	508,934
4,725,919	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	5.434	8/28/2044	5,045,887
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	1.534	6/28/2044	1,998,248
323,474	Bayview Koitere Fund Trust 2019-RN3 Trust (B), 144A	3.967	7/28/2033	299,769
140,589	Bayview Opportunity Master Fund IVa Trust 2019-RN2 (B), 144A	3.967	3/28/2034	141,403
603,160	BCAP LLC 2008-RR3 Trust, 144A	6.668	10/25/2036	330,267
1,851,702	BCAP LLC 2009-RR4 Trust, 144A	6.500	6/26/2037	766,532
654,638	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	0.354	1/25/2037	660,527
531,684	BCMSC Trust 2001-A (A)	8.265	12/15/2030	257,642
1,384,267	Bear Stearns ALT-A Trust 2003-5 (A)	3.613	12/25/2033	1,322,936
452,444	Bear Stearns ALT-A Trust 2003-6 (A)	3.734	1/25/2034	259,651
377,737	Bear Stearns ALT-A Trust 2005-3 (A)	3.545	4/25/2035	345,220
299,532	Bear Stearns ALT-A Trust 2005-7 (A)	3.914	9/25/2035	159,275
3,282,279	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	0.685	1/25/2036	3,786,482
1,746,017	Bear Stearns ALT-A Trust 2006-4 (A)	3.672	8/25/2036	1,220,096
615,363	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	0.354	4/25/2037	507,342
84,442	Bear Stearns ARM Trust 2002-1 (A)	4.490	2/25/2024	83,131
200,006	Bear Stearns ARM Trust 2004-6 (A)	3.887	9/25/2034	187,514
126,554	Bear Stearns ARM Trust 2004-7 (A)	4.250	10/25/2034	115,333
154,911	Bear Stearns ARM Trust 2007-4 (A)	3.919	6/25/2047	141,230
54,689	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	0.584	10/25/2034	45,106
697,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	4.184	10/25/2034	653,441
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	3.035	6/25/2034	241,115
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	3.035	9/25/2034	608,088
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	2.885	9/25/2034	418,452
112,626	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	4.309	8/25/2034	36,126
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	5.810	8/25/2034	155,693
187,297	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	2.284	8/25/2034	187,275
566,180	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	2.810	9/25/2034	433,616
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	2.284	9/25/2034	528,671
301,146	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	2.810	11/25/2034	200,785
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	2.284	11/25/2034	1,515,510
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	2.885	12/25/2034	903,146
850,564	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	2.059	4/25/2035	974,116
333,321	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	0.354	3/25/2037	675,696
110,787	Bear Stearns Asset Backed Securities Trust (B)	8.410	10/25/2029	115,341
243,124	Bear Stearns Asset Backed Securities Trust (B)	8.220	10/25/2029	245,477
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	5.810	7/25/2034	45,037
231,434	Bear Stearns Asset Backed Securities Trust 2003-AC4 (B)	5.658	9/25/2033	221,283
131,852	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	5.060	10/25/2033	133,338
78,483	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	2.834	11/25/2033	63,470
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	5.748	2/25/2034	97,995
73,148	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	3.560	1/25/2034	21,006
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	3.035	1/25/2034	65,088
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	5.060	3/25/2034	284,259
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	2.810	3/25/2034	52,844
147,707	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	2.284	3/25/2034	145,121
33,399	Bear Stearns Asset Backed Securities Trust 2004-SD1 (B)	6.000	12/25/2042	9,420
1,016,463	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	3.935	12/25/2044	937,343
2,987,000	Bear Stearns Asset Backed Securities Trust 2006-2, 1M Libor + 2.50%	2.684	7/25/2036	3,099,847
118,100	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	116,469
1,921,924	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	0.444	8/25/2036	1,768,722
4,170,988	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	0.394	12/25/2046	4,062,684
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
513,005	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	0.344	12/25/2046	$ 450,075
275,002	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	0.325	3/25/2037	250,014
53,600	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	0.505	3/25/2037	49,766
1,663,509	Bravo Mortgage Asset Trust, 144A	0.584	7/25/2036	1,446,814
657,326	Business Loan Express Business Loan Trust 2007-A, 1M Libor + 1.10%, 144A **	1.290	10/20/2040	420,360
84,146	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	2.509	5/25/2034	87,282
5,185,489	Carrington Mortgage Loan Trust Series 2005-FRE1, 1M Libor + 0.62%	0.804	12/25/2035	2,047,307
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	1.355	2/25/2035	980,173
1,715,463	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	0.344	10/25/2036	1,612,386
1,542,790	Carrington Mortgage Loan Trust Series 2006-NC5, 1M Libor + 0.11%	0.295	1/25/2037	1,501,390
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	0.444	2/25/2037	452,605
278,436	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	0.254	1/25/2037	103,210
2,577,684	C-BASS 2007-CB1 TRUST (B)	5.835	1/25/2037	1,086,455
941,245	C-BASS 2007-CB1 TRUST (B)	5.721	1/25/2037	396,808
980,261	C-BASS Mortgage Loan Trust 2007-CB3 (B)	3.630	3/25/2037	520,819
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	3.035	10/25/2033	729,975
83,328	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	2.810	11/25/2033	83,806
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	1.985	6/25/2034	579,653
815,981	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	1.985	11/25/2034	699,342
1,497,988	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	1.100	11/25/2034	1,468,788
359,495	Centex Home Equity Loan Trust 2001-B (B)	7.330	7/25/2032	314,327
950,203	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	1.760	3/25/2034	850,802
287,082	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	0.875	9/25/2034	282,528
130,492	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	1.185	9/25/2034	130,672
15,058	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	2.568	6/25/2034	15,111
405,716	Chase Funding Trust Series 2003-1, 1M Libor +0.66%	0.844	11/25/2032	399,339
136,086	Chase Funding Trust Series 2003-3	4.885	5/25/2032	83,950
562,213	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	529,956
153,888	Chase Mortgage Finance Trust Series 2007-A1 (A)	4.212	2/25/2037	149,773
44,598	Chase Mortgage Finance Trust Series 2007-A1 (A)	4.070	2/25/2037	40,844
94,199	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1M Libor + 0.32%, 144A	0.505	5/25/2035	90,414
803,919	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	0.365	5/25/2048	606,879
528,313	CHL Mortgage Pass-Through Trust 2003-58 (A)	4.153	2/19/2034	509,117
46,048	CHL Mortgage Pass-Through Trust 2004-25, 1M Libor + 0.78%	0.965	2/25/2035	40,980
468,032	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	0.865	3/25/2035	415,956
73,490	CHL Mortgage Pass-Through Trust 2005-11 (A)	2.762	4/25/2035	57,810
705,715	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.32%	0.505	4/25/2035	439,678
45,203	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	0.455	4/25/2035	43,460
467,495	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	266,024
143,784	CHL Mortgage Pass-Through Trust 2006-HYB3 (A)	3.596	5/20/2036	133,662
126,177	CHL Mortgage Pass-Through Trust 2007-HYB2 (A)	3.447	2/25/2047	111,891
323,403	CHL Mortgage Pass-Through Trust 2007-J3	6.000	7/25/2037	216,481
3,118,027	CIT Home Equity Loan Trust 2002-2 (B)	6.490	2/25/2031	3,321,741
157,208	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	82,430
97,218	Citicorp Mortgage Securities Trust Series 2007-7 #	0.000	8/25/2037	74,710
2,336,500	Citicorp Residential Mortgage Trust Series 2006-1 (B)	6.142	7/25/2036	2,443,547
4,756,197	Citicorp Residential Mortgage Trust Series 2006-1 (B)	5.094	7/25/2036	3,133,453
1,406,663	Citicorp Residential Mortgage Trust Series 2006-2 (B)	5.996	9/25/2036	387,091
4,028,400	Citicorp Residential Mortgage Trust Series 2007-2 (B)	5.016	6/25/2037	4,110,460
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27, 144A (A) **	1.569	2/10/2048	2,041,653
176,329	Citigroup Global Markets Mortgage Securities VII, Inc.	7.000	12/25/2027	157,992
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	1.535	1/25/2032	436,399
54,928	Citigroup Mortgage Loan Trust 2004-HYB2 (A)	4.348	3/25/2034	52,597
169,422	Citigroup Mortgage Loan Trust 2005-3 (A)	4.329	8/25/2035	143,573
123,130	Citigroup Mortgage Loan Trust 2006-AR1, 1M Libor + 2.40%	4.140	3/25/2036	118,001
1,562,740	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	0.934	1/25/2036	1,235,130
97,532	Citigroup Mortgage Loan Trust 2007-10 (A)	4.100	9/25/2037	91,829
2,192,346	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	0.254	5/25/2037	1,660,205
323,696	Citigroup Mortgage Loan Trust 2007-AHL3, 1M Libor + 0.17% 144A	0.354	5/25/2037	267,874
107,053	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	0.264	1/25/2037	84,651
94,521	Citigroup Mortgage Loan Trust 2007-AR8 (A)	4.220	7/25/2037	85,351
426,254	Citigroup Mortgage Loan Trust 2007-OPX1 (B)	6.333	1/25/2037	201,088
195,781	Citigroup Mortgage Loan Trust Inc (A)	3.898	2/25/2034	194,059
466,636	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	1.280	2/25/2035	436,022
334,728	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	2.045	2/25/2035	260,173
3,922,325	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	0.835	10/25/2035	1,831,471
659,734	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	0.444	11/25/2035	527,839
108,413	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	107,409
85,177	Conseco Finance Corp (A)	6.980	9/1/2030	77,700
300,685	Conseco Finance Corp (A)	7.540	6/15/2028	308,109
959,425	Conseco Finance Home Equity Loan Trust 2002-B, 1M Libor +5.25%	5.435	5/15/2033	990,345
112,967	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	3.560	3/25/2032	116,492
1,084,194	Countrywide Asset-Backed Certificates, 1M Libor + 0.90%	1.085	5/25/2032	999,329
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	2.435	11/25/2032	$ 541,648
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	2.734	4/25/2033	313,547
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	2.284	8/25/2033	448,077
802,349	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	1.204	9/25/2033	731,220
240,535	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	2.135	3/25/2034	240,832
200,272	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	2.059	4/25/2034	184,559
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	2.435	7/25/2034	20,458
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	2.059	10/25/2034	59,157
1,133,380	Countrywide Asset-Backed Certificates, 1M Libor + 2.80%	2.985	12/25/2034	1,175,637
363,920	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	0.685	3/25/2036	342,615
2,538,545	Countrywide Asset-Backed Certificates, 1M Libor + 0.65%	0.835	4/25/2036	1,431,560
1,109,363	Countrywide Asset-Backed Certificates, 1M Libor + 0.41%	0.595	7/25/2036	885,235
519,550	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	0.314	12/25/2036	481,317
2,292,671	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	0.325	3/25/2037	2,196,541
184,924	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	0.325	5/25/2037	170,254
2,156,650	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	0.344	1/25/2046	2,126,842
1,208,053	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%, 144A	0.635	3/25/2047	980,901
304,787	Credit Suisse First Boston Mortgage Securities Corp. (A)	4.501	6/25/2032	298,000
178,109	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	2.185	10/25/2032	173,945
1,533,897	Credit Suisse First Boston Mortgage Securities Corp. (A)	6.727	2/25/2033	1,442,056
102,928	Credit Suisse First Boston Mortgage Securities Corp. (A)	3.752	3/25/2033	95,283
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	3.435	4/25/2034	110,870
206,913	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	2.185	2/25/2035	203,705
634,271	Credit Suisse First Boston Mortgage Securities Corp.	5.500	2/25/2035	637,554
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	2.135	4/25/2032	837,585
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.184	5/25/2032	570,378
457,530	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	5.810	10/25/2032	450,629
149,813	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	1.609	1/25/2033	145,852
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.654	3/25/2034	183,633
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.654	3/25/2034	220,226
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.184	3/25/2034	108,172
57,203	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	1.279	1/25/2035	56,209
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	0.815	7/25/2035	324,171
221,200	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	2.885	7/25/2035	215,652
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (B)	6.000	9/25/2035	2,436,902
61,625	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	0.979	12/25/2035	60,788
2,733,147	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.05%, 144A	1.235	7/25/2036	2,664,576
445,000	Credit-Based Asset Servicing & Securitization LLC (B)	6.114	4/25/2037	359,628
1,170,824	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	0.524	7/25/2037	911,985
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.935	5/25/2050	1,248,982
141,893	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (A)	5.750	5/25/2033	133,221
617,693	CSFB Mortgage-Backed Trust Series 2004-7 (A)	5.956	11/25/2034	391,759
3,454,233	CSMC 2018-RPL8 Trust, 144A	4.125	7/25/2058	3,570,528
441,912	CWABS Asset-Backed Certificates Trust 2005-1 (A)	4.916	7/25/2035	466,379
783,000	CWABS Asset-Backed Certificates Trust 2005-4 (A)	5.236	7/25/2035	662,579
143,928	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.209	3/25/2034	145,070
2,000,000	CWABS Asset-Backed Certificates Trust 2005-11 (A)	4.209	2/25/2036	1,878,947
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor +4.50%	4.685	8/25/2033	2,056,312
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +3.00%	3.184	4/25/2034	12,723
184,186	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +2.33%	2.509	5/25/2034	181,054
65,272	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor +0.86%	1.040	8/25/2034	63,913
2,192,124	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%, 144A	0.365	5/15/2035	2,124,422
477,514	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	0.385	5/15/2036	421,513
1,385,684	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE, 1M Libor + 0.40%	0.584	8/25/2047	747,467
1,043,812	Deutsche Mortgage Securities Inc REMIC Trust Certificates Series 2008-RS1, 1M Libor + 0.25%, 144A	0.428	5/28/2037	265,801
22,976	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	1.844	8/25/2035	20,346
44,188	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.66%	0.854	2/19/2045	2,612
984,043	DSLA Mortgage Loan Trust 2007-AR1, 1M Libor + 0.18%	0.374	4/19/2047	854,266
1,007,443	EMC Mortgage Trust Loan Trust, 1M Libor + 2.55%, 144A	2.734	5/25/2039	896,762
368,074	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	4.084	12/25/2034	191,043
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	1.985	4/25/2035	780,430
993,558	Equity One Mortgage Pass-Through Trust 2004-3 (A)	4.374	7/25/2034	948,745
5,102,054	Fannie Mae REMICS, 1M Libor + 6.05%	5.866	3/25/2039	221,170
9,883,195	Fannie Mae REMICS, 1M Libor + 6.15%	5.965	4/25/2040	752,977
2,165,348	Fannie Mae REMICS, 1M Libor + 6.58%	6.396	8/25/2041	170,326
2,562,982	Fannie Mae REMICS, 1M Libor + 6.05%	5.866	8/25/2042	482,984
8,253,103	Fannie Mae REMICS, 1M Libor + 6.10%	5.915	1/25/2043	2,089,871
8,305,776	Fannie Mae REMICS, 1M Libor + 6.05%	5.866	3/25/2047	1,744,051
6,142,035	Fannie Mae REMICS, 1M Libor + 6.05%	5.866	3/25/2047	1,124,467
5,540,343	Fannie Mae REMICS, 1M Libor + 6.15%	5.965	9/25/2047	1,058,950
6,816,065	Fannie Mae REMICS, 1M Libor + 6.20%	6.015	9/25/2048	1,030,582
281,641	FBR Securitization Trust, 1M Libor + 0.68%	0.860	10/25/2035	182,459
10,329,791	FBR Securitization Trust 2005-2, 1M Libor + 0.98%	1.159	9/25/2035	1,102,655
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
23,970	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	1.910	6/25/2034	$ 23,968
586,026	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	2.360	6/25/2034	520,227
301,985	Finance America Mortgage Loan Trust 2004-2, 1M Libor +0.90%	1.085	8/25/2034	292,389
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	2.284	5/25/2034	124,129
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	1.760	2/25/2033	443,003
122,690	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	2.185	9/25/2032	125,944
990,097	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	2.810	9/25/2033	832,956
3,185,201	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	2.554	2/25/2034	2,781,547
557,331	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	2.585	8/25/2034	569,051
766,624	First Franklin Mortgage Loan Trust 2004-FF7 (B)	5.500	9/25/2034	664,717
1,148,388	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	2.360	9/25/2034	1,112,590
944,878	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	1.609	10/25/2034	924,589
913,553	First Franklin Mortgage Loan Trust 2004-FFH4, 1M Libor +2.70%	2.885	1/25/2035	741,575
8,171,576	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	0.725	10/25/2035	7,316,703
125,954	First Franklin Mortgage Loan Trust 2005-FFH4, 1M Libor + 0.48%	0.664	12/25/2035	125,683
4,608,478	First Franklin Mortgage Loan Trust 2005-FF10, 1M Libor + 0.27%	0.455	7/25/2036	5,176,153
5,056,696	First NLC Trust 2005-1, 1M Libor + 0.65%	0.830	5/25/2035	4,363,502
1,491,404	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	0.465	8/25/2037	875,080
100,000	Fontainebleau Miami Beach Trust 2019-FBLU, 144A	3.447	12/10/2036	97,390
1,833,415	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (A)	5.936	11/25/2052	1,755,504
2,316,744	Freddie Mac REMICS, 1M Libor + 6.70%	6.515	2/15/2042	333,263
6,408,171	Freddie Mac REMICS, 1M Libor + 6.10%	5.915	12/15/2044	1,444,571
494,292	Freddie Mac REMICS, 1M Libor + 6.00%	5.815	5/15/2046	89,245
3,368,463	Freddie Mac REMICS, 1M Libor + 6.10%	5.915	5/15/2047	641,863
10,063,397	Freddie Mac REMICS, 1M Libor + 6.15%	5.965	9/15/2047	1,828,495
6,354,115	Freddie Mac REMICS, 1M Libor + 6.20%	6.015	5/15/2048	697,090
40,418	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	2.509	5/25/2034	38,957
409,191	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	1.910	8/25/2034	336,794
489,012	GE Capital Mortgage Services Corp. 1999-HE3 Trust (A)	7.775	10/25/2029	516,635
148,000	GE Capital Mortgage Services Inc 1999-HE2 Trust (A)	7.905	7/25/2029	78,821
2,220,237	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	2,122,676
1,061,380	Global Mortgage Securitization Ltd., 1M Libor + 0.27%, 144A	0.455	4/25/2032	1,005,198
1,549,199	GMACM Mortgage Loan Trust 2004-GH1 (B)	5.000	7/25/2035	1,585,093
6,196,741	Government National Mortgage Association (A)	1.462	3/16/2047	216,401
8,971,130	Government National Mortgage Association (A)	0.649	2/16/2051	334,010
6,970,948	Government National Mortgage Association (A)	0.614	8/16/2051	182,962
42,673,061	Government National Mortgage Association (A)	0.372	11/16/2052	730,964
10,593,202	Government National Mortgage Association (A)	0.835	5/16/2057	581,494
23,160,408	Government National Mortgage Association (A)	0.739	2/16/2059	1,381,143
29,603,177	Government National Mortgage Association, 1M Libor + 3.43%	3.240	9/20/2049	2,930,244
89,564	GreenPoint Mortgage Funding Trust Series 2006-AR3, 1M Libor + 0.23%	0.415	4/25/2036	96,230
400,044	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	0.394	1/25/2047	546,483
494,521	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	0.759	10/25/2034	434,508
1,200,000	GS Mortgage Securities Corp Trust 2019-SMP, 1M Libor + 1.50%, 144A	1.685	8/15/2032	1,144,934
1,417,513	GSAA Home Equity Trust 2005-2, 1M Libor + 2.18%	2.360	12/25/2034	1,399,019
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	1.384	6/25/2035	3,468,966
68,314	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	0.264	3/25/2036	34,362
1,842,000	GSAA Trust (B)	5.760	11/25/2034	1,681,010
40,027	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	2.965	3/20/2033	41,871
83,148	GSAMP Trust 2004-OPT, 1M Libor + 2.55%	2.734	11/25/2034	56,388
89,597	GSAMP Trust 2004-WF, 1M Libor + 2.48%	2.660	10/25/2034	70,463
1,213,325	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	0.304	12/25/2036	670,474
2,000,000	GSAMP Trust 2007-SEA1, 144A, (B)	5.500	12/25/2036	1,871,067
1,903,832	GSMPS Mortgage Loan Trust 2003-3, (A), 144A	7.068	6/25/2043	497,756
186,492	GSMPS Mortgage Loan Trust 2006-RP1, 1M Libor + 0.35%, 144A	0.534	1/25/2036	150,976
157,650	GSR Mortgage Loan Trust 2003-2F, H15T1Y + 1.75%	2.930	3/25/2033	133,247
167,004	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	168,247
21,321	GSR Mortgage Loan Trust 2004-7 (A)	2.923	6/25/2034	19,561
2,704,720	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	0.534	5/25/2036	224,418
1,196,851	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	0.534	10/25/2036	183,830
153,570	GSR Mortgage Loan Trust 2006-AR2 (A)	3.589	4/25/2036	125,666
1,625,848	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	0.444	8/25/2046	891,711
390,641	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	1.134	11/19/2034	175,271
4,970,379	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	0.754	2/19/2036	3,767,320
220,199	HarborView Mortgage Loan Trust 2006-7, 1M Libor + 0.20%	0.394	9/19/2046	190,777
2,508,558	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.38%	0.570	7/21/2036	2,433,123
6,514,432	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	0.434	11/19/2036	5,541,745
3,466,285	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	0.374	3/19/2037	3,069,906
2,386,110	Helios Issuer LLC, 144A	8.000	9/20/2049	2,052,313
2,000,000	HMH Trust 2017-NSS, 144A	8.481	7/5/2031	1,587,889
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	2.734	3/25/2033	231,085
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	3.684	3/25/2034	1,233,188
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	2.684	4/25/2034	234,056
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
135,035	Home Equity Asset Trust, 1M Libor + 2.35%	2.535	4/25/2034	$ 123,368
494,582	Home Equity Asset Trust, 1M Libor + 2.60%	2.784	8/25/2034	738,812
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	1.685	3/25/2035	728,400
263,059	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	2.035	6/25/2032	232,942
925,003	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	2.935	10/25/2034	883,511
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	1.834	12/25/2034	205,590
1,132,518	Home Equity Asset Trust 2005-4, 1M Libor + 1.68%	1.865	10/25/2035	956,766
189,805	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-B, 1M Libor + 0.74%	0.920	8/25/2035	190,141
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	0.624	3/25/2036	122,512
5,779,829	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	0.344	11/25/2036	4,517,439
216,295	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-E, 1M Libor + 0.12%	0.304	4/25/2037	156,918
1,848,526	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.24%	0.425	4/25/2037	1,333,735
770,994	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2007-A, 1M Libor + 0.22%	0.404	4/25/2037	643,973
471,747	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	2.360	12/25/2032	406,579
111,459	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (B)	4.964	4/25/2033	129,386
262,272	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	2.360	11/25/2034	265,290
322,999	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	2.059	3/25/2035	289,740
378,986	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	1.760	3/25/2035	352,430
172,266	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	1.609	3/25/2035	159,535
204,894	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	1.159	12/25/2034	193,810
748,098	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	1.434	3/25/2035	691,190
4,774,445	HSI Asset Securitization Corp Trust 2007-WF1, 1M Libor + 0.27%	0.455	5/25/2037	5,119,837
453,975	IMC Home Equity Loan Trust 1998-1 (B)	7.530	6/20/2029	463,483
4,392	IMC Home Equity Loan Trust 1998-5 (B)	6.560	3/15/2037	4,472
89,172	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	2.435	9/25/2034	86,945
620,252	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	0.925	3/25/2035	589,874
255,749	Impac CMB Trust Series 2005-2, 1M Libor + 0.65%	0.830	4/25/2035	241,777
828,626	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	0.950	4/25/2035	745,080
149,179	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	1.310	4/25/2035	135,544
99,453	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	2.660	4/25/2035	92,717
10,263	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	3.560	10/25/2035	10,929
289,433	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	246,232
4,093,126	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	1.834	2/25/2035	3,214,018
1,801,725	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,134,222
1,876,562	IndyMac IMJA Mortgage Loan Trust 2007-A3	6.250	11/25/2037	1,286,865
3,536,112	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	0.365	7/25/2047	2,819,585
130,950	IndyMac INDA Mortgage Loan Trust 2006-AR3 (A)	3.818	12/25/2036	116,746
99,068	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	0.984	8/25/2034	86,836
1,501,610	IndyMac INDX Mortgage Loan Trust 2004-AR6 (A)	4.211	10/25/2034	1,462,003
1,397,969	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	0.905	1/25/2035	1,139,399
3,994,946	IndyMac INDX Mortgage Loan Trust 2005-AR16IP, 1M Libor + 0.64%	0.825	7/25/2045	3,490,809
5,252,296	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	0.494	10/25/2036	3,046,544
478,171	IndyMac INDX Mortgage Loan Trust 2005-AR23 (A)	3.626	11/25/2035	435,408
83,821	IndyMac INDX Mortgage Loan Trust 2006-AR6 (A)	3.546	5/25/2036	74,439
100,493	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	0.385	6/25/2046	85,175
761,536	IndyMac INDX Mortgage Loan Trust 2006-AR8, 1M Libor + 0.23%	0.415	7/25/2046	729,173
1,058,307	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	0.354	11/25/2036	960,849
863,728	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	0.264	11/25/2036	779,432
604,406	JP Morgan Alternative Loan Trust (A)	3.634	5/25/2036	438,940
780,920	JP Morgan Chase Commercial Mortgage Securities Trust 2012-WLDN, 144A	3.910	5/5/2030	611,103
27,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PTC, 1M Libor + 3.12%, 144A	3.305	4/15/2031	26,165
51,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-PTC, 1M Libor + 2.30%, 144A	2.485	4/15/2031	49,713
957,411	JP Morgan Mortgage Trust 2005-A1 (A)	4.158	2/25/2035	598,630
137,177	JP Morgan Mortgage Trust 2006-A6 (A)	3.839	10/25/2036	116,244
305,358	JP Morgan Mortgage Trust 2006-A7 (A)	3.798	1/25/2037	275,604
171,018	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	108,684
2,488,552	Lehman Mortgage Trust 2005-3	5.500	1/25/2036	1,922,446
56,003	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	60,046
5,624,536	Lehman Mortgage Trust 2007-5, 1M Libor + 6.34% **	6.155	6/25/2037	1,138,917
138,154	Lehman XS Trust 2007-1, 1M Libor + 0.23%	0.415	2/25/2037	97,522
1,577,696	Lehman XS Trust 2007-6, 1M Libor + 0.21%	0.394	5/25/2037	1,298,829
4,757,681	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	0.545	11/25/2035	4,146,696
6,087,239	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	2.564	2/25/2036	5,447,021
184	Lehman XS Trust Series 2006-18N, 1M Libor + 0.17%	0.354	12/25/2036	184
863,333	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	0.425	6/25/2047	734,141
1,164,439	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	0.385	7/25/2047	1,068,401
219,342	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	1.034	9/25/2047	203,788
5,200,000	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95% ^	0.000	7/25/2031	379,600
78,478	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	2.810	8/25/2033	80,009
43,701	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	1.834	10/25/2034	43,318
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	2.135	9/25/2034	71,213
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	1.985	9/25/2034	135,806
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
5,095,853	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	1.609	2/25/2035	$ 4,559,852
285,834	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	0.584	3/25/2036	17,045
439,744	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	0.534	3/25/2036	25,008
1,601,861	Mastr Asset Backed Securities Trust 2004-FRE1, 1M Libor + 2.10%	2.284	7/25/2034	1,625,193
2,954,440	Mastr Asset Backed Securities Trust 2004-HE1, 1M Libor + 3.75%	3.935	9/25/2034	2,920,834
657,256	Mastr Asset Backed Securities Trust 2004-OPT2, 1M Libor +2.85%	3.035	9/25/2034	480,426
57,077	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	1.145	10/25/2034	56,810
112,024	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	1.384	12/25/2034	110,000
97,421	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	80,988
332,556	Mastr Specialized Loan Trust, (B), 144A	6.250	7/25/2035	369,533
1,258,624	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (A)	2.610	10/20/2029	1,215,718
1,001,021	MERIT Securities Corp (B)	8.350	7/28/2033	832,213
966,652	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	0.434	8/25/2037	848,549
86,134	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 (A)	3.855	12/25/2032	69,443
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	2.660	7/25/2034	1,014,107
214,657	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	4.534	8/25/2035	206,190
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	2.959	12/25/2034	463,715
1,429,056	Merrill Lynch Mortgage Investors Trust Series 2005-A6, 1M Libor +0.65%	0.835	8/25/2035	960,908
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	5.810	9/25/2035	654,955
292,023	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	0.979	9/25/2035	290,487
650,000	Merrill Lynch Mortgage Investors Trust Series 2006-HE1, 1M Libor + 0.40%	0.584	12/25/2036	557,916
17,527	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	3.750	9/25/2037	16,122
816,034	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (A)	3.873	9/25/2037	477,228
81,565	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (A)	3.892	2/25/2034	70,885
197,506	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	1.760	9/25/2031	202,903
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	5.135	4/25/2033	678,660
14,132	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	5.810	6/25/2033	14,664
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	5.810	9/25/2033	521,690
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	5.585	9/25/2033	398,798
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	5.810	10/25/2033	740,812
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	3.335	5/25/2034	21,260
1,211,088	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	2.210	8/25/2034	1,193,350
76,168	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	2.885	9/25/2034	74,299
237,315	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	2.135	9/25/2034	235,794
1,261,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	1.760	11/25/2034	1,110,052
45,370	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	1.910	7/25/2034	43,920
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	2.959	9/25/2034	69,594
324,993	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	2.059	9/25/2034	324,580
1,500,428	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	1.609	1/25/2035	943,046
1,366,815	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	1.490	12/25/2034	1,076,721
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	1.204	1/25/2035	391,094
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	2.059	1/25/2035	295,803
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	1.280	1/25/2035	994,841
1,887,631	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	1.220	3/25/2035	1,107,660
1,599,340	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	1.159	2/25/2035	1,027,641
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	1.235	4/25/2035	187,975
4,059,463	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	0.415	9/25/2036	2,188,968
345,711	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	0.245	12/25/2036	196,736
1,297,364	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	0.285	4/25/2037	845,821
2,382,047	Morgan Stanley IXIS Real Estate Capital Trust 2006-2, 1M +0.15%	0.335	11/25/2036	1,082,527
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	0.505	4/25/2037	1,693,281
5,261,451	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	0.505	4/25/2037	432,827
194,475	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	1.010	12/25/2034	189,428
283,315	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	0.995	5/25/2035	280,649
92,244	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	1.823	5/25/2035	92,708
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	0.465	3/25/2037	2,195,760
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	4.947	1/25/2034	1,034,589
31,864	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	2.509	5/25/2034	32,936
23,232	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	1.910	11/25/2034	23,500
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	1.384	3/25/2035	3,633,260
3,631,418	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	1.204	6/25/2035	2,288,306
374,452	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	0.344	8/25/2036	355,505
1,439,272	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	3.184	1/25/2033	1,314,362
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	5.810	7/25/2033	142,809
316,271	New Century Home Equity Loan Trust Series 2003-5 (B)	6.000	11/25/2033	320,367
138,608	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor +1.10%	1.285	8/25/2034	134,451
313,501	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (A)	4.173	6/25/2036	261,900
123,394	NovaStar Mortgage Funding Trust Series 2003-3, 1M Libor + 1.13%	1.310	12/25/2033	123,079
1,876,164	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.70%	2.885	6/25/2034	1,435,254
1,281,027	NovaStar Mortgage Funding Trust Series 2004-1, 1M Libor + 2.55%	2.734	6/25/2034	1,199,256
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	2.959	12/25/2034	80,830
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	2.734	3/25/2035	2,158,247
3,161,868	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	1.955	6/25/2035	1,888,631
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
641,385	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.38%	0.565	9/25/2046	$ 600,128
2,078,720	NovaStar Mortgage Funding Trust Series 2007-1, 1M Libor + 0.13%	0.314	3/25/2037	1,500,257
3,547,340	NRZ Excess Spread-Collateralized Notes, 144A **	5.670	5/25/2023	3,355,574
1,896,908	Oakwood Mortgage Investors, Inc. (A)	7.760	3/15/2032	1,837,632
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	2.210	1/25/2034	338,989
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	2.660	1/25/2034	229,287
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	2.885	5/25/2034	463,072
604,074	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.88%	2.059	5/25/2034	586,842
274,186	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	1.760	5/25/2034	268,567
5,678,668	Optone Delware Trust Adj% (A), 144A	4.968	2/26/2038	4,042,935
254,259	Origen Manufactured Housing (A)	7.820	3/15/2032	248,142
1,048,988	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	2.959	7/25/2035	1,177,057
358,997	Ownit Mortgage Loan Trust Series 2006-2 (B)	5.633	1/25/2037	364,361
1,097,049	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1, 1M Libor +2.78%	2.959	9/25/2034	915,627
258,421	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCW3, 1M Libor + 0.48%	0.664	8/25/2035	257,252
2,591,238	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 1M Libor + 1.11%, 144A	1.294	3/25/2035	1,566,841
2,807,564	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	0.844	9/25/2035	1,775,237
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	1.910	10/25/2034	179,885
163,280	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	2.885	10/25/2034	115,552
79,348	Popular ABS Mortgage Pass-Through Trust 2005-5 (B)	3.829	11/25/2035	80,573
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	1.834	6/25/2035	792,357
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	2.085	8/25/2035	647,034
517,939	Prime Mortgage Trust 2006-1	5.500	6/25/2036	512,805
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	0.584	2/25/2035	794,855
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	0.664	2/25/2035	510,317
300,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	3.684	1/25/2030	303,586
217,571	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	1.008	1/25/2031	192,360
770,392	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	0.948	1/25/2031	678,982
1,993,129	Quest Trust, 1M Libor + 5.25%, 144A	4.504	12/25/2033	1,693,329
347,716	Quest Trust, 1M Libor + 4.88%, 144A	5.060	2/25/2034	335,150
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	2.035	9/25/2034	167,438
142,282	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	0.484	6/25/2044	127,152
725,924	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	0.534	11/25/2046	669,745
13,435	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	0.635	5/25/2030	12,686
5,340,443	RALI Series 2005-QO1 Trust, 1M Libor +0.38%	0.565	8/25/2035	2,650,177
358,941	RALI Series 2005-QS7 Trust	5.500	6/25/2035	347,344
2,474,674	RALI Series 2006-QO7 Trust, Federal Reserve U.S. 12 month + 0.80%	2.304	9/25/2046	2,203,256
720,780	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	0.385	10/25/2046	668,444
269,036	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	0.584	6/25/2036	184,492
60,383,753	RALI Series 2006-QS12 Trust (A) **	0.464	9/25/2036	835,276
952,092	RALI Series 2007-QH3 Trust, 1M Libor + 0.21%	0.394	4/25/2037	2,528,533
364,816	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	0.434	6/25/2037	13,816
645,001	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	0.455	8/25/2037	339,494
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	2.885	10/25/2033	285,256
6,258	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	3.527	10/25/2031	6,219
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	0.815	9/25/2035	935,319
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	0.685	9/25/2035	389,607
832,186	RAMP Series 2006-RS1 Trust, 1M Libor +0.41	0.595	1/25/2036	491,431
856,051	RASC Series 2003-KS4 Trust, 1M Libor + 0.58%	0.764	6/25/2033	803,844
1,844,466	RASC Series 2004-KS6 Trust	4.986	7/25/2034	1,558,949
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	2.059	7/25/2035	2,551,131
339,720	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	5.434	12/25/2032	227,008
15,997,468	Reperforming Loan REMIC Trust 2005-R1, 144A (A) **	5.962	3/25/2035	2,247,519
17,705,443	Reperforming Loan REMIC Trust 2005-R2, 144A (A) **	5.533	6/25/2035	2,196,849
20,347,338	Reperforming Loan REMIC Trust 2006-R1 **	5.617	1/25/2036	2,652,548
1,512,643	Residential Asset Securitization Trust 2003-A4	5.750	5/25/2033	1,174,071
25,183,479	Residential Asset Securitization Trust 2005-A11CB (A)(C) **	0.336	10/25/2035	211,398
2,012,098	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	1,152,132
1,527,640	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,224,322
1,927,471	Residential Asset Securitization Trust 2007-A8	6.000	8/25/2037	1,471,555
2,873,781	Residential Asset Securitization Trust 2007-A9 (A)(C) **	7.000	9/25/2037	703,221
250,466	SACO I Inc., 144A (A)	5.488	4/25/2039	254,455
713,200	SACO I Trust 2006-3, 1M Libor + 0.36%	0.545	4/25/2036	704,523
200,200	SACO I Trust 2006-6, 1M Libor + 0.26%	0.444	6/25/2036	195,162
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	7/19/2044	648,550
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (B)	5.500	5/25/2034	695,755
401,672	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	2.772	12/25/2032	326,909
52,691	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	2.090	8/25/2035	47,103
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	2.447	5/25/2035	47,430
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	3.184	12/25/2037	1,989,513
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	3.184	2/25/2034	27,721
41,940	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	2.360	2/25/2034	42,607
51,696	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	1.910	2/25/2034	51,492
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.5% (continued)
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	1.865	9/25/2034	$ 132,239
49,108	Security National Mortgage Loan Trust 2005-1, 1M Libor + 0.40%, 144A	0.584	2/25/2035	48,576
127,048	Sequoia Mortgage Trust 2007-1 (A)	3.571	2/20/2047	111,339
212,249	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	1.315	9/20/2032	188,908
200,000	SG Mortgage Securities Trust 2006-OPT2, 1M Libor + 0.15%	0.335	10/25/2036	180,587
203,619	Soundview Home Loan Trust 2004-WMC1	1.384	1/25/2035	188,402
1,616,199	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	0.344	11/25/2036	1,597,806
370,437	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	0.365	7/25/2037	344,611
1,421,575	Soundview Home Loan Trust 2007-OPT4, 1M Libor + 1.00%	1.185	9/25/2037	1,106,121
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	4.685	6/25/2034	157,407
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	2.734	2/25/2035	408,007
153,282	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	2.135	2/25/2035	153,616
24,755	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	2.810	7/25/2035	25,004
1,652,249	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	0.335	11/25/2037	1,040,479
1,880,145	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (A)	3.956	9/25/2035	1,555,727
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	4.685	10/25/2033	211,302
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	1.564	4/25/2033	250,030
82,185	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 0.72%	0.905	4/25/2033	79,292
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	5.060	6/25/2033	123,614
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	2.810	8/25/2033	67,499
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	4.685	10/25/2033	466,800
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	3.184	5/25/2034	465,943
1,734,865	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 3.75%	3.935	9/25/2034	1,533,357
106,466	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	1.910	9/25/2034	106,339
120,702	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	1.114	9/25/2034	116,539
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	2.959	10/25/2034	68,338
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	1.460	12/25/2034	481,924
3,743,951	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	0.645	5/25/2045	2,641,605
540,178	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	0.394	4/25/2036	537,876
30,129	Structured Asset Mortgage Investments II Trust 2006-AR7, 1M Libor +0.20%	0.385	8/25/2036	48,744
798,225	Structured Asset Mortgage Investments II Trust 2007-AR7 (A)	3.221	5/25/2047	656,749
609,163	Structured Asset Securities Corp (A), 144A	4.801	7/25/2035	468,483
571,833	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	1.235	3/25/2035	1,682,863
1,086,124	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	1,079,906
43,249	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	39,778
181,196	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (B)	5.336	11/25/2033	125,510
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (B)	5.670	3/25/2034	178,496
324,522	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	313,826
749,300	SunTrust Alternative Loan Trust 2006-1F	6.000	4/25/2036	608,116
147,630	Terwin Mortgage Trust 2003-7SL, 144A (A)	8.000	12/25/2033	140,216
414,617	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	1.034	7/25/2034	391,379
1,100,335	Terwin Mortgage Trust 2004-18SL, 144A (A)	8.000	10/25/2034	1,095,063
376,242	Terwin Mortgage Trust 2006-HF-1	4.560	2/25/2037	402,027
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (A)	1.673	7/25/2034	162,372
54,437	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (A)	8.000	10/25/2034	48,182
735,325	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	4.309	1/25/2034	756,470
1,803,926	UCFC Home Equity Loan Trust 1998-D (A)	7.750	4/15/2030	1,870,609
142,289	Voyager CNTYW Delaware Trust, 144A (A)	40.323	2/16/2036	121,939
667,180	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.489	5/25/2046	600,556
1,907,344	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-1 Trust, 1M Libor +0.37%	0.555	2/25/2037	1,109,686
534,941	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	2.214	12/25/2046	466,837
2,302,831	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	0.245	10/25/2036	1,102,441
3,000,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL, 1M Libor + 3.49%, 144A	3.675	2/15/2037	2,396,950
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (A)	5.000	10/25/2034	948,842
317,698	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	3.004	10/25/2034	304,443
322,971	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	3.935	4/25/2035	322,258
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	3.935	4/25/2035	1,632,132
150,083	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	1.135	4/25/2034	149,160
25,723	Wilshire Mortgage Loan Trust, 144A, (A)	8.990	5/25/2028	16,160
66,473	Wilshire Mortgage Loan Trust, (A)	7.425	5/25/2028	68,343
71,329	Wilshire Mortgage Loan Trust, (A)	6.835	3/25/2028	73,673
218,849	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	0.584	6/25/2037	89,795
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $483,299,373)			498,255,217

	COMMERCIAL MORTGAGE BACKED SECURITIES - 9.1%
18,729,314	BANK 2017-BNK6, 144A **	1.500	7/15/2060	1,394,435
230,877	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 3.23%	3.409	12/25/2033	230,192
131,605	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 2.40%	2.585	1/25/2035	132,476
143,283	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	0.844	8/25/2035	104,000
143,283	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	0.804	8/25/2035	107,341
701,512	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	0.794	8/25/2035	543,914
539,698	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	0.664	8/25/2035	436,616
1,136,247	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	1.285	11/25/2035	919,252
63,261	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	0.785	11/25/2035	54,448
Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued) - 9.1%
523,774	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	0.695	11/25/2035	$ 452,689
56,689	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	0.674	11/25/2035	49,445
823,084	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	0.624	11/25/2035	730,687
452,889	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	0.685	1/25/2036	412,070
231,964	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	0.794	1/25/2036	210,428
16,241	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.56%	0.745	4/25/2036	13,838
16,733	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.52%	0.704	4/25/2036	14,370
34,319	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	0.584	4/25/2036	29,859
32,482	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	0.565	4/25/2036	28,469
1,420,477	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	0.605	7/25/2036	1,248,824
66,629	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	0.534	7/25/2036	58,890
1,210,793	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.33%	0.515	7/25/2036	1,079,277
228,644	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	0.494	7/25/2036	205,556
1,528,284	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	0.475	12/25/2036	1,324,642
1,344,890	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	0.415	12/25/2036	1,226,448
1,235,187	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	1.384	1/25/2037	1,638,756
733,213	Bayview Commercial Asset Trust 2006-SP2,144A, 1M Libor + 0.56%	0.745	1/25/2037	658,499
682,519	Bayview Commercial Asset Trust 2006-SP2,144A, 1M Libor + 0.49%	0.674	1/25/2037	612,854
2,199,122	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	0.655	1/25/2037	1,981,994
507,193	Bayview Commercial Asset Trust 2007-1,144A, 1M Libor + 0.29%	0.475	3/25/2037	461,592
142,859	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	0.404	3/25/2037	133,627
1,895,912	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	0.505	7/25/2037	1,682,033
2,508,657	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	0.735	9/25/2037	2,803,675
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%	1.685	10/25/2037	8,826,577
2,691,506	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	1.185	10/25/2037	2,680,112
8,500,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	1.685	12/25/2037	7,743,735
5,286,789	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	1.685	1/25/2038	5,045,633
4,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 3.38%, 144A	3.560	4/25/2036	2,833,159
1,700,996	CBA Commercial Small Balance Commercial Mortgage, (B), 144A	6.040	1/25/2039	1,284,938
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, (A), 144A	7.251	3/25/2049	1,537,427
592,668	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 1M Libor + 2.65%, 144A	2.834	3/25/2049	597,032
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.273	4/15/2045	225,609
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (A)	6.273	4/17/2045	154,629
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.60%, 144A **	0.785	6/25/2037	3,267,677
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34, 1M Libor (A), 144A **	2.195	6/15/2049	1,456,759
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $54,884,287)			56,634,483

	OTHER MORTGAGE BACKED SECURITIES - 1.7%
1,346,483	Conseco Financial Corp. (A)	7.950	11/15/2026	1,083,812
3,523,449	Conseco Financial Corp. (A)	6.830	4/1/2030	3,383,727
1,416,043	Conseco Financial Corp. 1M Libor + 5.25%	5.435	4/15/2032	1,463,925
866,457	Conseco Finance Securitizations Corp. (A)	7.690	3/1/2031	794,001
1,953,970	Conseco Finance Securitizations Corp. (A)	9.900	12/1/2033	201,463
3,000,000	Conseco Finance Securitizations Corp. (A)	9.546	12/1/2033	3,123,100
54,186	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	0.605	9/25/2035	53,268
107,742	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%	0.804	1/25/2036	163,113
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $9,762,386)			10,266,409

	U.S. TREASURY BOND - 1.3%
8,000,000	United States Treasury Bond	1.125	5/15/2040	7,927,656
	TOTAL U.S. TREASURY BOND (Cost $7,941,156)

Shares	SHORT TERM INVESTMENTS - 8.2%
	MONEY MARKET FUNDS - 8.2%
3,672,949	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 0.11% *			3,672,949
47,037,991	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, to yield 0.15% *			47,037,991
	TOTAL SHORT-TERM INVESTMENTS (Cost $50,710,940)			50,710,940

	TOTAL INVESTMENTS - 100.8% (Cost - $606,598,142)			$ 623,794,705
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%			(4,645,858)
	NET ASSETS - 100.0%			619,148,847

# Zero Coupon Bond
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
** Illiquid security. Total illiquid securities represents 4.23% of net assets as of June 30, 2020.
^ Fair Valued by the Board of Trustees in good faith using significant unobservable inputs.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At June 30, 2020 144A, securities amounted to $123,863,942 or 20.01% of net assets.
LIBOR - London Interbank Offered Rate
(A) Variable rate security.
(B) STEP Coupon Bond
(C) Interest only variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at June 30, 2020.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.
Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$ -	$ 497,875,617	$ 379,600	$ 498,255,217
Commercial Mortgage Backed Securities	-	56,634,483	-	56,634,483
Other Mortgage Backed Securities	-	10,266,409	-	10,266,409
U.S. Treasury Bond	-	7,927,656	-	7,927,656
Short-Term Investments	50,710,940	-	-	50,710,940
Total	$ 50,710,940	$ 572,704,165	$ 379,600	$ 623,794,705

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$ 379,600
Total realized gain (loss)	-
Appreciation (Depreciation)	-
Purchases	-
Proceeds from Sales	-
Net transfers in/out of level 3	-
Ending Value	$ 379,600

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2020, are as follows:
	Fair Value at	Valuation
	June 30, 2020	Technique	Unobservable Inputs
Deer Park Total Return Credit Fund
Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$ 379,600	Expected bankruptcy settlement proceeds based on recent auction bids	Expected future cash payments

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 607,058,306	$ 47,897,578	$ (31,161,179)	$ 16,736,399